Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax expense	$ 0	$ 0
Federal and state net operating losses	41,800	7,200
Change of valuation allowance	$ 8,291	$ 2,432